MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 95.6%
	EQUITY - 95.6%
3,337,180	Financial Select Sector SPDR Fund(a)				$ 112,496,337
847,000	Health Care Select Sector SPDR Fund(a)				112,142,800
1,185,800	Invesco Dynamic Leisure and Entertainment ETF(a)(b)				46,969,538
275,880	Invesco QQQ Trust Series 1(a)(b)				87,029,105
471,900	Invesco S&P SmallCap Information Technology ETF(c)				61,984,065
174,240	iShares Biotechnology ETF(a)(b)				21,619,699
757,460	iShares MSCI USA Value Factor ETF(a)				72,579,817
367,840	iShares S&P Mid-Cap 400 Growth ETF				26,436,661
876,040	Schwab U.S. Large-Cap Value ETF(a)(b)				58,230,379
467,060	SPDR S&P Biotech ETF(a)(b)(c)				37,892,578
636,460	Technology Select Sector SPDR Fund(a)				91,790,261
36,300	VanEck Oil Services ETF(a)(b)				8,774,436
140,360	VanEck Semiconductor ETF(a)(b)				33,287,778
793,760	Vanguard Energy ETF(a)(b)				87,289,787
696,960	Vanguard Russell 2000 ETF(a)(b)				52,641,389
					911,164,630

	TOTAL EXCHANGE-TRADED FUNDS (Cost $776,285,809)				911,164,630

	SHORT-TERM INVESTMENTS — 9.6%
	COLLATERAL FOR SECURITIES LOANED - 9.6%
91,211,060	Fidelity Investments Money Market Funds, Institutional, 1.53% (Cost $91,211,060)(d),(e)				91,211,060

	TOTAL INVESTMENTS - 105.2% (Cost $867,496,869)				$ 1,002,375,690
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $807,468)				(871,200)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%				(48,425,662)
	NET ASSETS - 100.0%				$ 953,078,828

Contracts(f)
	WRITTEN EQUITY OPTIONS - (0.1)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.1)%
360	VanEck Oil Services ETF	09/16/2022	$ 230	$ 8,701,920	$ 871,200
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $807,468)

MAIN SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2022 was $89,516,804
(c)	Non-income producing security.
(d)	Security was purchased with cash received as collateral for securities on loan at July 31, 2022. Total collateral had a value of $91,211,060 at July 31, 2022.
(e)	Rate disclosed is the seven day effective yield as of July 31, 2022.
(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

MAIN THEMATIC INNOVATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.1%
	EQUITY - 97.1%
321,175	ARK Fintech Innovation ETF(a)(b)	$ 5,742,609
183,845	ARK Genomic Revolution ETF(b)	6,730,565
274,660	Bitwise Crypto Industry Innovators ETF	2,167,067
292,380	Global X Cloud Computing ETF	5,081,564
272,445	Global X Robotics & Artificial Intelligence ETF(b)	6,135,461
174,945	Invesco Solar ETF(a)(b)	14,970,044
199,350	KraneShares CSI China Internet ETF	5,651,573
117,395	Proshares Online Retail ETF(a)	4,161,653
192,705	Renaissance IPO ETF(a)(b)	6,280,256
112,965	VanEck Video Gaming and eSports ETF(b)	5,649,380
		62,570,172

	TOTAL EXCHANGE-TRADED FUNDS (Cost $91,495,405)	62,570,172

	SHORT-TERM INVESTMENTS — 25.6%
	COLLATERAL FOR SECURITIES LOANED - 25.6%
16,516,173	Fidelity Investments Money Market Funds, Institutional, 1.53% (Cost $16,516,173)(c),(d)	16,516,173

	TOTAL INVESTMENTS - 122.7% (Cost $108,012,578)	$ 79,086,345
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.7)%	(14,614,416)
	NET ASSETS - 100.0%	$ 64,471,929

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2022 was $16,492,539.
(c)	Security was purchased with cash received as collateral for securities on loan at July 31, 2022. Total collateral had a value of $16,516,173 at July 31, 2022.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2022.